Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Expense (Benefit)	$ 12,319	$ 22,412	$ 13,282